Income Taxes	9 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2022	May 31, 2022
Income Taxes [Line Items]
INCOME TAXES

NOTE 9 — INCOME TAXES

The Company’s net deferred tax assets as of December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets
Net operating loss carryforward	$210	$35,977
Start-up/organization expenses	379,840	184,852
Business combination expenses	—	—
Total deferred tax assets	380,050	220,829
Valuation allowance	(380,050)	(220,829)
Deferred tax assets, net of allowance	$—	$—

The income tax provision consists of the following for the years ended December 31, 2022 and 2021:

	For the Years Ended December 31,
	2022	2021
Federal
Current	$743,061	$—
Deferred	(159,221)	(220,619)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	159,221	220,619
Income tax provision	$743,061	$—

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2022 and 2021, the change in the valuation allowance was $159,221 and $220,619, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liabilities	(16.37)%	(34.30)%
Transaction costs associated with IPO	0.00%	2.40%
Meals and entertainment	0.28%	0.00%
Fair value of private warrant liabilities in excess of proceeds	0.00%	8.20%
Change in valuation allowance	1.34%	2.70%
Income tax provision	6.25%	0.00%

The Company files income tax returns in the U.S. federal jurisdiction and in various state and local jurisdictions and is subject to examination by the various taxing authorities.

Unique Logistics International, Inc. [Member]
Income Taxes [Line Items]
INCOME TAXES

8. INCOME TAX PROVISION

The income tax provision consists of the following:

	For the Three Month Ended February 28, 2023	For the Three Month Ended February 28, 2022
Federal provision (benefit)
Current	$(134,755)	$(93,752)
Deferred	(135,654)	343,363
Foreign	10,299	—
State and Local provision (benefit)
Current	(542,436)	(81,039)
Deferred	(11,534)	59,635
Total provision	$(814,080)	$228,207
	For the Nine Month Ended February 28, 2023	For the Nine Month Ended February 28, 2022
Federal provision (benefit)
Current	$1,194,842	$2,294,248
Deferred	(188,613)	83,784
Foreign	10,299	—
State and Local provision (benefit)
Current	(138,956)	371,961
Deferred	(27,605)	15,214
Total provision	$849,967	$2,765,207

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon future generation for taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. For the three and nine months ended February 28, 2023 and 2022, there was no valuation allowance necessary.

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the Company has taken or expects to take in its tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the net benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits.” A liability is recognized (or amount of net operating loss carry forward or amount of tax refundable is reduced) for unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

If applicable, interest costs related to the unrecognized tax benefits are required to be calculated and would be classified as “Other expenses — Interest” in the statement of operations. Penalties would be recognized as a component of “General and administrative.”

No interest or penalties on unpaid tax were recorded during the three and nine months ended February 28, 2023 and 2022 and no liability for unrecognized tax benefits was required to be reported. The Company does not expect any significant changes in its unrecognized tax benefits in the next year.

The Company’s deferred tax assets (liabilities) consisted of the effects of temporary differences attributable to the following:

Deferred Tax Assets	February 28, 2023	May 31, 2022
Allowance for doubtful accounts	$694,532	$733,139
Consulting contract liability	218,137	230,263
Lease liability	2,512,188	659,460
Other	548,364	238,006
Total deferred tax assets	3,973,221	1,860,868

Deferred Tax Liabilities
Operating lease right-of-use assets	$(2,418,863)	$(631,173)
Goodwill and intangibles	(321,736)	(256,533)
Fixed assets	(39,012)	(30,414)
Net deferred tax asset	$1,193,610	$942,748

The expected tax expense (benefit) based on the statutory rate is reconciled with actual tax expense benefit as follows:

	For the Nine Months Ended February 28, 2023	For the Nine Months Ended February 28, 2022
US Federal statutory rate	21.0%	21.0%
State income tax, net of federal benefit	2.0%	9%
Foreign income taxes and adjustments	0.6%	—%
Prior year provision adjustment to actual	(6.3)%	—%
FDII deduction	(6.7)%	—%
Change in valuation allowance	—	(3.0)%
Other permanent differences, net	(0.1)%	1.0%
Income tax provision	10.5%	28.0%

11. INCOME TAX PROVISION

The income tax provision consists of the following:

	May 31, 2022	May 31, 2021
Federal
Current	$2,052,526	$521,293
Deferred	(554,294)	(208,560)
State and Local
Current	1,041,298	262,576
Deferred	(125,232)	(55,440)
Income tax expense	$2,414,298	$519,869

The Company has U.S. federal net operating loss carryovers (NOLs) of approximately none, and $0.1 million as of May 31, 2022 and 2021, respectively, available to offset taxable income through 2021. The Company also had California State Net Operating Loss carry overs of $262,678 as of May 31, 2021 and 2022, available to offset future taxable income through 2041.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon future generation for taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. For the year ended May 31, 2022, there was no valuation allowance necessary.

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the Company has taken or expects to take in its tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the net benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits.” A liability is recognized (or amount of net operating loss carry forward or amount of tax refundable is reduced) for unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

If applicable, interest costs related to the unrecognized tax benefits are required to be calculated and would be classified as “Other expenses — Interest” in the statement of operations. Penalties would be recognized as a component of “General and administrative.”

No interest or penalties on unpaid tax were recorded during the year ended May 31, 2022 and no liability for unrecognized tax benefits was required to be reported. The Company does not expect any significant changes in its unrecognized tax benefits in the next year.

The Company’s deferred tax assets (liabilities) consisted of the effects of temporary differences attributable to the following:

Deferred Tax Assets	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021
Debt discount liability	$—	$288,555
Allowance for doubtful accounts	733,139	39,414
Contract liability	230,263	—
Lease liability	659,460	—
Other	238,006	19,513
Total deferred tax assets	1,860,868	347,482
Valuation allowance	—	—
Deferred tax asset, net of valuation allowance	1,860,868	347,482

Deferred Tax Liabilities
Operating lease right-of-use assets	(631,173)	—
Goodwill and intangibles	(256,533)	—
Fixed assets	(30,414)	(84,261)
Net deferred tax asset (liability)	$942,748	$263,221

The expected tax expense (benefit) based on the statutory rate is reconciled with actual tax expense benefit as follows:

	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021
US Federal statutory rate (%)	21.0	21.0
State income tax, net of federal benefit	16.4	8.4
Impact of debt exchange	18.9	—
FDII deduction	(10.1)	—
PPP Loan Forgiveness	(1.3)	—
Change in valuation allowance	—	(1.7)
Other permanent differences, net	(4.3)	(4.5)
Income tax provision (benefit) (%)	40.6	23.2